SHARE-BASED PAYMENTS - Share-based Compensation Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments expense	$ 28.5	$ 31.0
Impact of equity swap agreements (Note 29)	5.3	9.2
Amount capitalized	(0.9)	(0.5)
Share-based payments expense, net of equity swap (Note 24)	32.9	39.7
Total carrying amount of share-based payments liabilities	74.5	89.8
Current portion	11.3	19.8
Non-current portion (Note 20)	63.2	70.0
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled plan	6.1	7.8
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	12.8	11.6
Deferred share unit (DSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	3.3	1.1
Cash-settled plans	21.3	20.6
Restricted share unit (RSU) plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	5.9	1.3
Cash-settled plans	40.5	42.4
Performance share unit (PSU) plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled plans	0.4	9.2
Cash-settled plans	$ 12.7	$ 26.8